UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallington Asset Management, LLC
Address:    8900 Keystone Crossing, Suite 1015
            Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John W. Rosebrough
Title:      Chief Compliance Officer
Phone:      317-575-8670

Signature, Place, and Date of Signing:

     /s/ John W. Rosebrough         Indianapolis, IN             May 12, 2009
     ----------------------         ----------------          -----------------
          [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          201

Form 13F Information Table Value Total:  $   118,483
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
Alcatel-Lucent Sponsored Adr   ADR             013904305        0       152  SH          YES                    X
Anglogold Ashanti Ltd new ADR  ADR             035128206       15       400  SH          YES                    X
BP PLC ADR                     ADR             055622104      113     2,822  SH          YES                    X
Ericsson L M Tel Co Adr B
  Sek 10                       ADR             294821608        0        60  SH          YES                    X
Korea Electric Power Corp.
  ADR                          ADR             500631106       25     2,700  SH          YES                    X
Nokia Corp. ADR                ADR             654902204        5       460  SH          YES                    X
Roche Holdings, Ltd. ADR       ADR             771195104    2,191    63,790  SH          YES                    X
Royal Dutch Shell plc Class
  A ADR                        ADR             780259206       44     1,000  SH          YES                    X
Teva Pharmaceutical ADR        ADR             881624209    1,208    26,820  SH          YES                    X
Total, S.A. ADR F1 REP 1
  ORD                          ADR             89151E109    2,599    52,970  SH          YES                    X
Ishares Barclays Treas Infl
  Protect Secs                 ETF             464287176        6        59  SH          YES                    X
IShares MSCI EAFE Index        ETF             464287465    2,969    78,988  SH          YES                    X
IShares MSCI Emerging
  Markets Index Fund           ETF             464287234      188     7,567  SH          YES                    X
Ishares Russell 1000 Growth
  Index Fund                   ETF             464287614       39     1,120  SH          YES                    X
Ishares Russell 1000 Value
  Index Fund                   ETF             464287598       34       845  SH          YES                    X
Ishares Russell 2000 Growth
  Index Fund                   ETF             464287648        7       158  SH          YES                    X
Ishares Russell 2000 Index
  Fund                         ETF             464287655      518    12,320  SH          YES                    X
Ishares Russell 2000 Midcap
  Growth Index                 ETF             464287481       11       382  SH          YES                    X
Ishares Russell 2000 Midcap
  Value Index                  ETF             464287473       10       425  SH          YES                    X
Ishares Russell 2000 Value
  Index Fund                   ETF             464287630        6       164  SH          YES                    X
SPDR Gold Trust                ETF             78463v107    6,125    67,842  SH          YES                    X
Standard & Poor's Depositary
  Receipts                     ETF             78462F103      304     3,818  SH          YES                    X
Vanguard Bond Index Fd Total
  Bnd Mrkt ETF                 ETF             921937835       19       243  SH          YES                    X
Vanguard Intl Equity Indes
  Emrg Mkt ETF                 ETF             922042858       20       835  SH          YES                    X
Vanguard Intl Equity Index
  Eurpean ETF                  ETF             922042874       17       518  SH          YES                    X
Vanguard Intl Equity Index
  Pacific ETF                  ETF             922042866        5       137  SH          YES                    X
3M Company                     COMMON          88579Y101    1,410    28,365  SH          YES                    X
A F L A C Inc.                 COMMON          001055102    1,472    76,009  SH          YES                    X
Abbott Laboratories            COMMON          002824100       36       760  SH          YES                    X
Accenture Ltd. Class A         COMMON          G1150G111    1,519    55,250  SH          YES                    X
Adobe Systems Inc.             COMMON          00724F101    1,991    93,060  SH          YES                    X
Alcoa Inc.                     COMMON          013817101        6       824  SH          YES                    X
Allegheny Energy Inc.          COMMON          017361106       58     2,500  SH          YES                    X
Allstate Corp                  COMMON          020002101        8       418  SH          YES                    X
Altria Group, Inc. (Philip
  Morris Cos.)                 COMMON          02209S103        5       300  SH          YES                    X
American Express Co.           COMMON          025816109       11       794  SH          YES                    X
Ameriprise Financial Inc.      COMMON          03076C106        2        84  SH          YES                    X
Amgen Inc.                     COMMON          031162100    2,217    44,769  SH          YES                    X
Anchor Bancorp Wisconsin Inc.  COMMON          032839102        3     2,355  SH          YES                    X
Anglo American plc             COMMON          03485P201       19     2,184  SH          YES                    X
Apple Inc.                     COMMON          037833100       15       140  SH          YES                    X
AT&T Inc.                      COMMON          00206R102    3,706   147,053  SH          YES                    X
Automatic Data Processing
  Inc.                         COMMON          053015103       46     1,300  SH          YES                    X
Avon Products, Inc.            COMMON          054303102    1,487    77,320  SH          YES                    X
Baldwin & Lyons, Inc.          COMMON          57755209         7       375  SH          YES                    X
Bank of America Corp.          COMMON          060505104       13     1,861  SH          YES                    X
Bank of New York Co., Inc.     COMMON          064058100       12       429  SH          YES                    X
Bard C R Inc.                  COMMON          067383109       96     1,200  SH          YES                    X
Baxter International Inc.      COMMON          071813109    1,823    35,592  SH          YES                    X
Berkshire Hathaway Inc.
  Class B                      COMMON          084670207        6         2  SH          YES                    X
Biogen Idec Inc.               COMMON          09062X103        1        27  SH          YES                    X
Boeing Co.                     COMMON          097023105      377    10,606  SH          YES                    X
BP Prudhoe Bay Rty Tr Unit
  Ben Int                      COMMON          55630107         7       100  SH          YES                    X
Bristol-Myers Squibb Co.       COMMON          110122108    2,871   130,994  SH          YES                    X
Buckeye Partners L.P.          COMMON          118230101      143     4,000  SH          YES                    X
Burlington Northern Santa Fe
  Corp.                        COMMON          12189T104       36       600  SH          YES                    X
C T I GROUP HOLDINGS INC       COMMON          126431105        3    31,570  SH          YES                    X
Camden Property Trust REIT     COMMON          133131102        3       128  SH          YES                    X
Canadian Natural Resources
  Ltd.                         COMMON          136385101      147     3,800  SH          YES                    X
Caterpillar Inc.               COMMON          149123101       40     1,440  SH          YES                    X
Centerpoint Energy Inc Com     COMMON          15189T107        3       274  SH          YES                    X
Chevron Corp.(formerly
  ChevronTexaco Corp)          COMMON          166764100      154     2,284  SH          YES                    X
Cisco Systems Inc.             COMMON          17275R102    2,318   138,230  SH          YES                    X
Citadel Broadcasting Com       COMMON          17285T106        0         6  SH          YES                    X
Citigroup Inc.                 COMMON          172967101        1       200  SH          YES                    X
Coca-Cola Co.                  COMMON          191216100        4       100  SH          YES                    X
Colgate Palmolive Co.          COMMON          194162103    4,348    73,726  SH          YES                    X
Comcast Corp. New Class A      COMMON          20030n101      145    10,596  SH          YES                    X
ConocoPhillips                 COMMON          20825C104      793    20,260  SH          YES                    X
CORN PRODUCTS INTL INC         COMMON          219023108        2       100  SH          YES                    X
Covidien Ltd.                  COMMON          G2552X108      260     7,826  SH          YES                    X
Crane Corp.                    COMMON          224399105       20     1,200  SH          YES                    X
Cummins Inc.                   COMMON          231021106       71     2,800  SH          YES                    X
CVS/Caremark Corp.             COMMON          126650100    3,379   122,912  SH          YES                    X
CYBEX INTERNATIONAL INC        COMMON          23252e106        0       100  SH          YES                    X
Danaher Corp.                  COMMON          235851102        8       140  SH          YES                    X
DELL INC                       COMMON          24702r101        6       650  SH          YES                    X
Delphi Corporation             COMMON          247126105        0       369  SH          YES                    X
Devon Energy Corp. new         COMMON          25179M103        3        75  SH          YES                    X
Disney (Walt)                  COMMON          254687106    2,678   147,445  SH          YES                    X
Dominion Resources             COMMON          25746U109       12       400  SH          YES                    X
Dow Chemical                   COMMON          260543103       12     1,400  SH          YES                    X
Duke Energy Holding Corp.      COMMON          26441C105       10       733  SH          YES                    X
Duke Realty Corporation        COMMON          264411505        2       300  SH          YES                    X
Duncan Energy Partners L.P.    COMMON          265026104       48     3,200  SH          YES                    X
E M C Corp.-Mass               COMMON          268648102    2,937   257,630  SH          YES                    X
Edison International           COMMON          281020107       26       900  SH          YES                    X
Electronic Arts                COMMON          285512109        2       122  SH          YES                    X
Eli Lilly & Co.                COMMON          532457108      377    11,283  SH          YES                    X
Emerson Electric               COMMON          291011104    2,093    73,240  SH          YES                    X
Enbridge Energy Partners L.P.  COMMON          29250R106      135     4,500  SH          YES                    X
EnCana Corp.                   COMMON          292505104    2,314    56,993  SH          YES                    X
Enterprise Products Partners
  L.P.                         COMMON          293792107      224    10,077  SH          YES                    X
Entertainment Properties
  Trust SBI                    COMMON          29380T105       55     3,500  SH          YES                    X
Express Scripts Inc.           COMMON          302182100        6       125  SH          YES                    X
Exxon Mobil Corp.              COMMON          30231G102    5,583    81,985  SH          YES                    X
Ferrell Gas Partners L.P.      COMMON          315293100       74     5,500  SH          YES                    X
Fiserv Inc.                    COMMON          337738108        6       170  SH          YES                    X
Freeport-McMoran Copper &
  Gold Inc. CL B               COMMON          35671D857       10       257  SH          YES                    X
General Dynamics Corp.         COMMON          369550108       21       500  SH          YES                    X
General Electric Co.           COMMON          369604103    1,062   105,048  SH          YES                    X
General Mills                  COMMON          370334104       75     1,500  SH          YES                    X
General Motors Corp.           COMMON          370442105        0       100  SH          YES                    X
Goldman Sachs Group Inc.       COMMON          38141G104    1,975    18,625  SH          YES                    X
Hain Celestial Group Inc.      COMMON          405217100    1,068    74,968  SH          YES                    X
Halliburton Co. Holding Co.    COMMON          406216101        4       290  SH          YES                    X
Hanesbrands, Inc.              COMMON          410345102       70     7,283  SH          YES                    X
Hanover Ins Group Inc Com      COMMON          410867105        9       304  SH          YES                    X
Harley Davidson Inc.           COMMON          412822108        7       560  SH          YES                    X
Hewlett-Packard Co.            COMMON          428236103       21       660  SH          YES                    X
Holly Energy Partners L.P.     COMMON          435763107       42     1,800  SH          YES                    X
Home Depot Inc.                COMMON          437076102      471    19,975  SH          YES                    X
Honeywell International, Inc.  COMMON          438516106    1,329    47,700  SH          YES                    X
Hospitality Properties Trust
  REIT                         COMMON          44106M102        4       300  SH          YES                    X
Idex Corp.                     COMMON          45167R104       39     1,800  SH          YES                    X
Illinois Tool Works, Inc.      COMMON          452308109        6       200  SH          YES                    X
Intel Corp.                    COMMON          458140100    1,507   100,278  SH          YES                    X
International Business
  Machines Corp.               COMMON          459200101    3,453    35,637  SH          YES                    X
J.P. Morgan Chase & Co.        COMMON          46625H100       80     3,023  SH          YES                    X
Johnson & Johnson              COMMON          478160104    3,299    62,720  SH          YES                    X
Kansas City Southern           COMMON          485170302      637    50,110  SH          YES                    X
Kellogg Co                     COMMON          487836108       81     2,200  SH          YES                    X
Kimberly-Clark Corp.           COMMON          494368103    3,773    81,829  SH          YES                    X
Kinder Morgan Energy
  Partners L.P.                COMMON          494550106      579    12,400  SH          YES                    X
Kraft Foods Inc Cl A           COMMON          50075n104        7       307  SH          YES                    X
Legg Mason Inc.                COMMON          524901105        1        60  SH          YES                    X
Lincoln National Corp.-Ind     COMMON          534187109        0        70  SH          YES                    X
Linear Technology Corp.        COMMON          535678106        7       300  SH          YES                    X
Lowe's Companies Inc.          COMMON          548661107        2       110  SH          YES                    X
Magellan Midstream Partners
  L.P.                         COMMON          559080106      141     4,800  SH          YES                    X
Manpower Inc.                  COMMON          56418H100        3       105  SH          YES                    X
Marathon Oil Corp. (formerly
  USX-Marathon)                COMMON          565849106      101     3,850  SH          YES                    X
Martin Marietta Materials
  Inc.                         COMMON          573284106       56       700  SH          YES                    X
McCormick & Co.                COMMON          579780206       59     2,000  SH          YES                    X
McGraw-Hill Cos., Inc.         COMMON          580645109    2,441   106,738  SH          YES                    X
MeadWestvaco Corp.             COMMON          583334107      135    11,284  SH          YES                    X
Medco Health Solutions, Inc.   COMMON          58405U102       69     1,674  SH          YES                    X
Medtronic Inc.                 COMMON          585055106    2,276    77,236  SH          YES                    X
Merck & Company Inc.           COMMON          589331107      109     4,067  SH          YES                    X
Metlife, Inc.                  COMMON          59156R108    1,109    48,700  SH          YES                    X
Microsoft Corp.                COMMON          594918104    3,128   170,259  SH          YES                    X
Nabors Industries Ltd.         COMMON          G6359F103        2       160  SH          YES                    X
National Fuel Gas Co.          COMMON          636180101        6       200  SH          YES                    X
National Oilwell Varco, Inc.   COMMON          637071101    2,995   104,303  SH          YES                    X
NIKE, Inc. 'B'                 COMMON          654106103       75     1,600  SH          YES                    X
Norfolk Southern Corp.         COMMON          655844108        8       225  SH          YES                    X
Nustar Energy L.P.             COMMON          67058H102      444     9,627  SH          YES                    X
NV Energy, Inc. fka Sierra
  Pac. Resources               COMMON          67073Y106       28     3,000  SH          YES                    X
Occidental Petroleum Corp.     COMMON          674599105       97     1,750  SH          YES                    X
Oneok Inc New Com              COMMON          682680103        5       200  SH          YES                    X
Oneok Partners, L.P.           COMMON          68268N103      163     4,000  SH          YES                    X
Oracle Corp.                   COMMON          68389X105    2,249   124,437  SH          YES                    X
Paychex, Inc.                  COMMON          704326107    1,790    69,720  SH          YES                    X
Pentair, Inc.                  COMMON          709631105        3       160  SH          YES                    X
Pepsico, Inc.                  COMMON          713448108    4,292    83,366  SH          YES                    X
Philip Morris Intl Inc Com     COMMON          718172109       11       300  SH          YES                    X
Plains All American Pipeline
  L.P.                         COMMON          726503105      147     4,000  SH          YES                    X
Plum Creek Timber Co. Inc.     COMMON          729251108      108     3,700  SH          YES                    X
Praxair Inc.                   COMMON          74005P104    2,933    43,593  SH          YES                    X
Procter & Gamble Co.           COMMON          742718109      122     2,585  SH          YES                    X
Prudential Financial Inc.      COMMON          744320102    1,051    55,240  SH          YES                    X
Qualcomm Inc.                  COMMON          747525103        9       234  SH          YES                    X
Questar Corp.                  COMMON          748356102    1,776    60,345  SH          YES                    X
Rayonier Inc.                  COMMON          754907103       32     1,050  SH          YES                    X
Raytheon Company               COMMON          755111507        9       225  SH          YES                    X
Regions Financial Corp Com     COMMON          7591ep100        1       298  SH          YES                    X
Reliant Energy Inc Com         COMMON          74971x107        1       216  SH          YES                    X
Reynolds American Inc Com      COMMON          761713106        7       200  SH          YES                    X
Sauer-Danfoss Inc.             COMMON          804137107       12     5,000  SH          YES                    X
Schlumberger Ltd.              COMMON          806857108       61     1,500  SH          YES                    X
Sherwin Williams Co.           COMMON          824348106       61     1,180  SH          YES                    X
Sigma-Aldrich Corp.            COMMON          826552101       30       800  SH          YES                    X
Spectra Energy Corp.           COMMON          847560109        5       365  SH          YES                    X
St. Jude Medical Inc.          COMMON          790849103       93     2,555  SH          YES                    X
State Street Corp.             COMMON          857477103        9       290  SH          YES                    X
Steak N Shake Co Com           COMMON          857873103        1       100  SH          YES                    X
Suburban Propane Partners,
  L.P.                         COMMON          864482104      402    11,000  SH          YES                    X
Sysco Corporation              COMMON          871829107    1,359    59,615  SH          YES                    X
Target Corp.                   COMMON          87612E106        2        70  SH          YES                    X
TC Pipelines, L.P.             COMMON          87233Q108      244     8,200  SH          YES                    X
Teppco Partners, L.P.          COMMON          872384102      215     9,500  SH          YES                    X
Texas Instruments Inc.         COMMON          882508104       18     1,091  SH          YES                    X
Thermo Fisher Scientific Inc.  COMMON          883556102        4       115  SH          YES                    X
Time Warner Cable Inc.         COMMON          88732j207       19       747  SH          YES                    X
Time Warner, Inc. f/k/a AOL
  Time Warner                  COMMON          887317105       75     8,930  SH          YES                    X
TJX Companies                  COMMON          872540109       11       447  SH          YES                    X
Transocean, Ltd.               COMMON          H8817H100      205     3,477  SH          YES                    X
Travelcenters Of Amer Com      COMMON          894174101        0        30  SH          YES                    X
Travelers Cos Inc.(St. Paul
  Travelers Cos)               COMMON          89417E109        5       135  SH          YES                    X
Tyco International, Ltd.       COMMON          h89128104      132     6,725  SH          YES                    X
United Parcel Service, Inc.
  Class B                      COMMON          911312106        5       100  SH          YES                    X
United Technologies Corp.      COMMON          913017109    2,672    62,167  SH          YES                    X
Valero Energy Corp. new        COMMON          91913Y100        2       110  SH          YES                    X
Varian Medical Systems         COMMON          92220P105       30     1,000  SH          YES                    X
Vectren Corporation            COMMON          92240G101       21     1,000  SH          YES                    X
Vornado Realty Trust REIT      COMMON          929042109        0         1  SH          YES                    X
Walgreen Company               COMMON          931422109      122     4,695  SH          YES                    X
Wal-Mart Stores Inc.           COMMON          931142103      145     2,791  SH          YES                    X
Wells Fargo & Co.              COMMON          949746101      654    45,921  SH          YES                    X
Wyeth (formerly American
  Home Products)               COMMON          983024100       56     1,294  SH          YES                    X
Zimmer Holdings, Inc.          COMMON          98956P102        3        75  SH          YES                    X